INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	$ (2,783)	$ (1,538)
Net Income	(46)	(67)
Other Comprehensive Income	(97)	(200)	$ (75)
Other	274	(48)
Acquisitions (Dispositions)	(694)	(930)
Net deferred income tax liabilities	(3,346)	(2,783)	(1,538)
Deferred income tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	361	357
Net Income	(13)	(19)
Other Comprehensive Income	0	0
Other	8	23
Acquisitions (Dispositions)	38	0
Net deferred income tax liabilities	394	361	357
Deferred income tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	(3,144)	(1,895)
Net Income	(33)	(48)
Other Comprehensive Income	(97)	(200)
Other	266	(71)
Acquisitions (Dispositions)	(732)	(930)
Net deferred income tax liabilities	$ (3,740)	$ (3,144)	$ (1,895)